COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2015
Total rent expense related to operating leases	$ 14,270	$ 15,568	$ 52,000	$ 46,000
Remaining lease payments	$ 17,596				$ 31,000
Restricted shares issued to settle outstanding liabilities			837,335
Outstanding liabilities settled by issuance of restricted shares			$ 251,651
GT Beverage [Member]
Litigation settlement			$ 350,000
Shares issued for settlement			1,166,667
Advanced Sales [Member]
Damages claimed			$ 92,064